Summary of significant accounting policies (Details 2) - Argentina Consumer Price [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Level of price index	284.14	184.13	124.80
Price index movements	54.2	47.5	24.8